OTHER INCOME/(EXPENSE)	12 Months Ended
Jul. 31, 2026
Other Income and Expenses [Abstract]
OTHER INCOME/(EXPENSE)

11. OTHER INCOME/(EXPENSE)

	For the years ended July 31,
	2024	2025	2026
Interest income	$14,375	21,406	79,959
Foreign exchange gains (loss), net	49,290	(24,695)	(13,730)
Fair value change of convertible notes (Note 8)	-	-	346,729
Loss on issuance of Series B convertible preferred shares (1)	-	-	(200,000)
Loss on extinguishment of convertible notes (2)	-	-	(123,340)
Others	19,231	1,055	16,172
Total	$82,896	$(2,234)	$105,790

(1)	Loss on issuance of Series B convertible preferred shares refers to the difference between the fair value of the Series B preferred shares and the actual amount of issuance proceeds which was used as settlement fee with the former employee. (Note 10).
(2)	The conversion of convertible notes was accounted for as an extinguishment of debt under ASC 470-50. A loss on extinguishment of convertible notes was recognized, representing the difference between the fair value of ordinary shares issued upon conversion and the net carrying amount of the convertible notes immediately before conversion. (Note 8).

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)